Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 29, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Aug. 29, 2016
Document Effective Date	Aug. 29, 2016
Prospectus Date	Apr. 29, 2016
Muzinich Credit Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	MZCRX
Muzinich Credit Opportunities Fund | Institutional Shares
Prospectus:
Trading Symbol	MZCIX
Muzinich Credit Opportunities Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZCSX
Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Prospectus:
Trading Symbol	MZHRX
Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Prospectus:
Trading Symbol	MZHIX
Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZHSX